Loans	12 Months Ended
Dec. 31, 2021
Receivables
Loans	Note 8 – Loans

For a summary of the accounting policies related to loans, interest recognition and allowance for credit losses refer to Note 2 - Summary of Significant Accounting Policies of this Form 10-K.

During the year ended December 31, 2021, the Corporation recorded purchases (including repurchases) of mortgage loans amounting to $393 million including $14 million in Purchased Credit Deteriorated (“PCD”) loans, consumer loans of $61 million and commercial loans of $139 million; compared to purchases (including repurchases) of mortgage loans of $1.3 billion including $160 million in PCD loans, consumer loans of $56 million and commercial loans of $26 million, during the year ended December 31, 2020. During 2020, these mortgage loan repurchases included a bulk repurchase transaction of $688 million in GNMA loans, of which $684 million were 90 days past due at that time, including $324 million which were already included in the Corporation’s ending portfolio balance at June 30, 2020, since due to the delinquency status of the loans the Corporation had the right but not the obligation to repurchase the assets and is required to recognize (rebook) these loans in accordance with U.S. GAAP. The bulk repurchase also included $120 million in loans from the FNMA and FHMLC servicing portfolio, subject to credit recourse which were considered PCD loans.

The Corporation performed whole-loan sales involving approximately $145 million of residential mortgage loans and $131 million of commercial and construction loans during the year ended December 31, 2021 (December 31, 2020 - $150 million of residential mortgage loans and $32 million of commercial loans). Also, during the year ended December 31, 2021, the Corporation securitized approximately $380 million of mortgage loans into Government National Mortgage Association (“GNMA”) mortgage-backed securities $330 million of mortgage loans into Federal National Mortgage Association (“FNMA”) mortgage-backed securities, compared to $332 million and $176 million, respectively, during the year ended December 31, 2020. Also, the Corporation securitized approximately $23 million of mortgage loans into Federal Home Loan Mortgage Corporation (“FHLMC”) mortgage-backed securities during the year ended December 31, 2021.

As previously disclosed in Note 4, on October 15, 2021 Popular Equipment Finance LLC acquired $105 million in commercial finance leases and $14 million in working capital lines as a result of the acquisition of certain assets and the assumption of certain liabilities from the K2 Capital Group LLC. The portfolio of leases and loans from the acquired business is included in the information presented in this note.

Delinquency status

The following tables present the amortized cost basis of loans held-in-portfolio (“HIP”), net of unearned income, by past due status, and by loan class including those that are in non-performing status or that are accruing interest but are past due 90 days or more at December 31, 2021 and 2020.

December 31, 2021
Puerto Rico

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP	loans	loans
Commercial multi-family	$314	$-	$272	$586	$154,183	$154,769	$272	$-
Commercial real estate:
Non-owner occupied	2,399	136	20,716	23,251	2,266,672	2,289,923	20,716	-
Owner occupied	3,329	278	54,335	57,942	1,365,787	1,423,729	54,335	-
Commercial and industrial	3,438	1,727	45,242	50,407	3,478,041	3,528,448	44,724	518
Construction	-	-	485	485	86,626	87,111	485	-
Mortgage	217,830	81,754	805,245	1,104,829	5,147,037	6,251,866	333,887	471,358
Leasing	9,240	2,037	3,102	14,379	1,366,940	1,381,319	3,102	-
Consumer:
Credit cards	5,768	3,520	8,577	17,865	901,986	919,851	-	8,577
Home equity lines of credit	46	-	23	69	3,502	3,571	-	23
Personal	10,027	6,072	21,235	37,334	1,250,726	1,288,060	21,235	-
Auto	59,128	15,019	23,085	97,232	3,314,955	3,412,187	23,085	-
Other	432	714	12,621	13,767	110,781	124,548	12,448	173
Total	$311,951	$111,257	$994,938	$1,418,146	$19,447,236	$20,865,382	$514,289	$480,649
December 31, 2021
Popular U.S.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP	loans	loans
Commercial multi-family	$3,826	$-	$-	$3,826	$1,804,035	$1,807,861	$-	$-
Commercial real estate:
Non-owner occupied	5,721	683	622	7,026	2,316,441	2,323,467	622	-
Owner occupied	1,095	-	1,013	2,108	392,265	394,373	1,013	-
Commercial and industrial	9,410	2,680	4,015	16,105	1,794,026	1,810,131	3,897	118
Construction	-	-	-	-	629,109	629,109	-	-
Mortgage	11,711	2,573	21,969	36,253	1,139,077	1,175,330	21,969	-
Consumer:
Credit cards	-	-	-	-	10	10	-	-
Home equity lines of credit	71	34	5,406	5,511	69,780	75,291	5,406	-
Personal	863	574	681	2,118	152,827	154,945	681	-
Other	-	-	-	-	4,658	4,658	-	-
Total	$32,697	$6,544	$33,706	$72,947	$8,302,228	$8,375,175	$33,588	$118
December 31, 2021
Popular, Inc.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP[2] [3]	loans	loans
Commercial multi-family	$4,140	$-	$272	$4,412	$1,958,218	$1,962,630	$272	$-
Commercial real estate:
Non-owner occupied	8,120	819	21,338	30,277	4,583,113	4,613,390	21,338	-
Owner occupied	4,424	278	55,348	60,050	1,758,052	1,818,102	55,348	-
Commercial and industrial	12,848	4,407	49,257	66,512	5,272,067	5,338,579	48,621	636
Construction	-	-	485	485	715,735	716,220	485	-
Mortgage[1]	229,541	84,327	827,214	1,141,082	6,286,114	7,427,196	355,856	471,358
Leasing	9,240	2,037	3,102	14,379	1,366,940	1,381,319	3,102	-
Consumer:
Credit cards	5,768	3,520	8,577	17,865	901,996	919,861	-	8,577
Home equity lines of credit	117	34	5,429	5,580	73,282	78,862	5,406	23
Personal	10,890	6,646	21,916	39,452	1,403,553	1,443,005	21,916	-
Auto	59,128	15,019	23,085	97,232	3,314,955	3,412,187	23,085	-
Other	432	714	12,621	13,767	115,439	129,206	12,448	173
Total	$344,648	$117,801	$1,028,644	$1,491,093	$27,749,464	$29,240,557	$547,877	$480,767
[1]

It is the Corporation’s policy to report delinquent residential mortgage loans insured by Federal Housing Administration (“FHA”) or guaranteed by the U.S. Department of Veterans Affairs (“VA”) as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. The balance of these loans includes $13 million at December 31, 2021 related to the rebooking of loans previously pooled into GNMA securities, in which the Corporation had a buy-back option as further described below. Under the GNMA program, issuers such as BPPR have the option but not the obligation to repurchase loans that are 90 days or more past due. For accounting purposes, these loans subject to repurchases option are required to be reflected (rebooked) on the financial statements of BPPR with an offsetting liability. These balances include $304 million of residential mortgage loans insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2021. Furthermore, the Corporation has approximately $50 million in reverse mortgage loans which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature of the loans, it is the Corporation’s policy to exclude these balances from non-performing assets.

[2]	Loans held-in-portfolio are net of $266 million in unearned income and exclude $59 million in loans held-for-sale.
[3]

Includes $6.6 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $3.2 billion were pledged at the Federal Home Loan Bank ("FHLB") as collateral for borrowings and $1.7 billion at the Federal Reserve Bank ("FRB") for discount window borrowings and $1.7 billion serve as collateral for public funds.

December 31, 2020
Puerto Rico

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP	loans	loans
Commercial multi-family	$796	$-	$505	$1,301	$150,979	$152,280	$505	$-
Commercial real estate:
Non-owner occupied	2,189	3,503	77,137	82,829	1,924,504	2,007,333	77,137	-
Owner occupied	8,270	1,218	92,001	101,489	1,497,406	1,598,895	92,001	-
Commercial and industrial	10,223	775	35,012	46,010	4,183,098	4,229,108	34,449	563
Construction	-	-	21,497	21,497	135,609	157,106	21,497	-
Mortgage[1]	195,602	87,726	1,428,824	1,712,152	5,057,991	6,770,143	414,343	1,014,481
Leasing	9,141	1,427	3,441	14,009	1,183,652	1,197,661	3,441	-
Consumer:
Credit cards	6,550	4,619	12,798	23,967	895,968	919,935	-	12,798
Home equity lines of credit	184	-	48	232	3,947	4,179	-	48
Personal	11,255	8,097	26,387	45,739	1,232,008	1,277,747	26,387	-
Auto	53,186	12,696	15,736	81,618	3,050,610	3,132,228	15,736	-
Other	304	483	15,052	15,839	110,826	126,665	14,881	171
Total	$297,700	$120,544	$1,728,438	$2,146,682	$19,426,598	$21,573,280	$700,377	$1,028,061
[1]

It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These include $57 million in loans rebooked under the GNMA program at December 31, 2020, in which issuers such as BPPR have the option but not the obligation to repurchase loans that are 90 days or more past due.

December 31, 2020
Popular U.S.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP	loans	loans
Commercial multi-family	$5,273	$-	$1,894	$7,167	$1,736,544	$1,743,711	$1,894	$-
Commercial real estate:
Non-owner occupied	924	3,640	669	5,233	1,988,577	1,993,810	669	-
Owner occupied	191	650	334	1,175	343,205	344,380	334	-
Commercial and industrial	1,117	72	3,091	4,280	1,540,513	1,544,793	3,091	-
Construction	21,312	-	7,560	28,872	740,230	769,102	7,560	-
Mortgage	33,422	15,464	14,864	63,750	1,056,787	1,120,537	14,864	-
Consumer:
Credit cards	-	-	3	3	28	31	-	3
Home equity lines of credit	236	342	7,491	8,069	86,502	94,571	7,491	-
Personal	1,486	1,342	1,474	4,302	194,936	199,238	1,474	-
Other	-	-	20	20	1,723	1,743	20	-
Total	$63,961	$21,510	$37,400	$122,871	$7,689,045	$7,811,916	$37,397	$3
December 31, 2020
Popular, Inc.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP[2] [3]	loans	loans
Commercial multi-family	$6,069	$-	$2,399	$8,468	$1,887,523	$1,895,991	$2,399	$-
Commercial real estate:
Non-owner occupied	3,113	7,143	77,806	88,062	3,913,081	4,001,143	77,806	-
Owner occupied	8,461	1,868	92,335	102,664	1,840,611	1,943,275	92,335	-
Commercial and industrial	11,340	847	38,103	50,290	5,723,611	5,773,901	37,540	563
Construction	21,312	-	29,057	50,369	875,839	926,208	29,057	-
Mortgage[1]	229,024	103,190	1,443,688	1,775,902	6,114,778	7,890,680	429,207	1,014,481
Leasing	9,141	1,427	3,441	14,009	1,183,652	1,197,661	3,441	-
Consumer:
Credit cards	6,550	4,619	12,801	23,970	895,996	919,966	-	12,801
Home equity lines of credit	420	342	7,539	8,301	90,449	98,750	7,491	48
Personal	12,741	9,439	27,861	50,041	1,426,944	1,476,985	27,861	-
Auto	53,186	12,696	15,736	81,618	3,050,610	3,132,228	15,736	-
Other	304	483	15,072	15,859	112,549	128,408	14,901	171
Total	$361,661	$142,054	$1,765,838	$2,269,553	$27,115,643	$29,385,196	$737,774	$1,028,064
[1]

It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. The balance of these loans includes $57 million at December 31, 2020 related to the rebooking of loans previously pooled into GNMA securities, in which the Corporation had a buy-back option as further described below. Under the GNMA program, issuers such as BPPR have the option but not the obligation to repurchase loans that are 90 days or more past due. For accounting purposes, these loans subject to repurchases option are required to be reflected (rebooked) on the financial statements of BPPR with an offsetting liability. These balances include $329 million of residential mortgage loans insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2020. Furthermore, the Corporation has approximately $60 million in reverse mortgage loans which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature of the loans, it is the Corporation’s policy to exclude these balances from non-performing assets.

[2]	Loans held-in-portfolio are net of $203 million in unearned income and exclude $99 million in loans held-for-sale.
[3]

Includes $6.5 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.1 billion were pledged at the FHLB as collateral for borrowings and $2.4 billion at the FRB for discount window borrowings.

Recognition of interest income on mortgage loans is generally discontinued when loans are 90 days or more in arrears on payments of principal or interest. The Corporation discontinues the recognition of interest income on residential mortgage loans insured by the FHA or guaranteed by VA when 15 months delinquent as to principal or interest, since the principal repayment on these loans is insured.

At December 31, 2021, mortgage loans held-in-portfolio include $1.9 billion (December 31, 2020 - $2.1 billion) of loans insured by the FHA, or guaranteed VA of which $0.5 billion (December 31, 2020 - $1.0 billion) are 90 days or more past due. These balances include $716 million in loans modified under a TDR (December 31, 2020 - $655 million), that are presented as accruing loans. The portfolio of guaranteed loans includes $304 million of residential mortgage loans in Puerto Rico that are no longer accruing interest as of December 31, 2021 (December 31, 2020 - $329 million). The Corporation has approximately $50 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest at December 31, 2021 (December 31, 2020 - $60 million).

Loans with a delinquency status of 90 days past due as of December 31, 2021 include $13 million in loans previously pooled into GNMA securities (December 31, 2020 - $57 million). Under the GNMA program, issuers such as BPPR have the option but not the obligation to repurchase loans that are 90 days or more past due. For accounting purposes, these loans subject to the repurchase option are required to be reflected on the financial statements of BPPR with an offsetting liability. Loans in our serviced GNMA portfolio benefit from payment forbearance programs but continue to reflect the contractual delinquency until the borrower repays deferred payments or completes a payment deferral modification or other borrower assistance alternative.

The components of the net financing leases, including finance leases within the C&I category, receivable at December 31, 2021 and 2020 were as follows:
(In thousands)	2021	2020
Total minimum lease payments	$1,190,545	$957,367
Estimated residual value of leased property	518,670	419,024
Deferred origination costs, net of fees	21,474	18,141
Less - Unearned financing income	257,738	196,788
Net minimum lease payments	1,472,951	1,197,744
Less - Allowance for credit losses	18,581	16,863
Net minimum lease payments, net of allowance for credit losses	$1,454,370	$1,180,881
At December 31, 2021, future minimum lease payments are expected to be received as follows:
(In thousands)
2022	$106,927
2023	123,654
2024	181,405
2025	216,577
2026	369,592
2027 and thereafter	192,390
Total	$1,190,545
The following tables present the amortized cost basis of non-accrual loans as of December 31, 2021 and 2020 by class of loans:
December 31, 2021
	Puerto Rico		Popular U.S.		Popular, Inc.
(In thousands)	Non-accrual with no allowance	Non-accrual with allowance	Non-accrual with no allowance	Non-accrual with allowance	Non-accrual with no allowance	Non-accrual with allowance
Commercial multi-family	$-	$272	$-	$-	$-	$272
Commercial real estate non-owner occupied	15,819	4,897	-	622	15,819	5,519
Commercial real estate owner occupied	13,491	40,844	-	1,013	13,491	41,857
Commercial and industrial	30,177	14,547	-	3,897	30,177	18,444
Construction	-	485	-	-	-	485
Mortgage	169,827	164,060	29	21,940	169,856	186,000
Leasing	276	2,826	-	-	276	2,826
Consumer:
HELOCs	-	-	-	5,406	-	5,406
Personal	6,279	14,956	81	600	6,360	15,556
Auto	879	22,206	-	-	879	22,206
Other	-	12,448	-	-	-	12,448
Total	$236,748	$277,541	$110	$33,478	$236,858	$311,019
December 31, 2020
	Puerto Rico		Popular U.S.		Popular, Inc.
(In thousands)	Non-accrual with no allowance	Non-accrual with allowance	Non-accrual with no allowance	Non-accrual with allowance	Non-accrual with no allowance	Non-accrual with allowance
Commercial multi-family	$-	$505	$-	$1,894	$-	$2,399
Commercial real estate non-owner occupied	35,968	41,169	-	669	35,968	41,838
Commercial real estate owner occupied	14,825	77,176	-	334	14,825	77,510
Commercial and industrial	1,148	33,301	-	3,091	1,148	36,392
Construction	-	21,497	-	7,560	-	29,057
Mortgage	141,737	272,606	517	14,347	142,254	286,953
Leasing	-	3,441	-	-	-	3,441
Consumer:
HELOCs	-	-	-	7,491	-	7,491
Personal	9,265	17,122	-	1,474	9,265	18,596
Auto	-	15,736	-	-	-	15,736
Other	-	14,881	-	20	-	14,901
Total	$202,943	$497,434	$517	$36,880	$203,460	$534,314

Loans in non-accrual status with no allowance at December 31, 2021 include $237 million in collateral dependent loans (December 31, 2020 - $203 million). The Corporation recognized $3 million in interest income on non-accrual loans during the year ended December 31, 2021 (December 31, 2020 - $4 million).

The Corporation has designated loans classified as collateral dependent for which the ACL is measured based on the fair value of the collateral less cost to sell, when foreclosure is probable or when the repayment is expected to be provided substantially by the sale or operation of the collateral and the borrower is experiencing financial difficulty. The fair value of the collateral is based on appraisals, which may be adjusted due to their age, and the type, location, and condition of the property or area or general market conditions to reflect the expected change in value between the effective date of the appraisal and the measurement date. Appraisals are updated every one to two years depending on the type of loan and the total exposure of the borrower.

The following tables present the amortized cost basis of collateral-dependent loans, for which the ACL was measured based on the fair value of the collateral less cost to sell, by class of loans and type of collateral as of December 31, 2021 and 2020:

	December 31, 2021
(In thousands)	Real Estate	Auto	Equipment	Accounts Receivables	Other	Total
Puerto Rico
Commercial multi-family	$1,374	$-	$-	$-	$-	$1,374
Commercial real estate:
Non-owner occupied	211,026	-	-	-	-	211,026
Owner occupied	47,268	-	-	-	-	47,268
Commercial and industrial	2,650	-	680	10,675	27,893	41,898
Mortgage	179,774	-	-	-	-	179,774
Leasing	-	574	-	-	-	574
Consumer:
Personal	6,165	-	-	-	-	6,165
Auto	-	8,983	-	-	-	8,983
Total Puerto Rico	$448,257	$9,557	$680	$10,675	$27,893	$497,062
Popular U.S.
Mortgage	926	-	-	-	-	926
Total Popular U.S.	$926	$-	$-	$-	$-	$926
Popular, Inc.
Commercial multi-family	$1,374	$-	$-	$-	$-	$1,374
Commercial real estate:
Non-owner occupied	211,026	-	-	-	-	211,026
Owner occupied	47,268	-	-	-	-	47,268
Commercial and industrial	2,650	-	680	10,675	27,893	41,898
Mortgage	180,700	-	-	-	-	180,700
Leasing	-	574	-	-	-	574
Consumer:
Personal	6,165	-	-	-	-	6,165
Auto	-	8,983	-	-	-	8,983
Total Popular, Inc.	$449,183	$9,557	$680	$10,675	$27,893	$497,988
	December 31, 2020
(In thousands)	Real Estate	Auto	Equipment	Taxi Medallions	Accounts Receivables	Other	Total
Puerto Rico
Commercial multi-family	$1,301	$-	$-	$-	$-	$-	$1,301
Commercial real estate:
Non-owner occupied	299,223	-	-	-	-	-	299,223
Owner occupied	79,769	-	-	-	-	-	79,769
Commercial and industrial	7,577	-	1,438	-	10,989	12,046	32,050
Construction	21,497	-	-	-	-	-	21,497
Mortgage	181,648	-	-	-	-	-	181,648
Consumer:
Personal	7,414	-	-	-	-	-	7,414
Auto	-	4	-	-	-	-	4
Total Puerto Rico	$598,429	$4	$1,438	$-	$10,989	$12,046	$622,906
Popular U.S.
Commercial multi-family	$1,755	$-	$-	$-	$-	$-	$1,755
Commercial and industrial	-	-	-	1,545	-	-	1,545
Construction	7,560	-	-	-	-	-	7,560
Mortgage	855	-	-	-	-	-	855
Total Popular U.S.	$10,170	$-	$-	$1,545	$-	$-	$11,715
Popular, Inc.
Commercial multi-family	$3,056	$-	$-	$-	$-	$-	$3,056
Commercial real estate:
Non-owner occupied	299,223	-	-	-	-	-	299,223
Owner occupied	79,769	-	-	-	-	-	79,769
Commercial and industrial	7,577	-	1,438	1,545	10,989	12,046	33,595
Construction	29,057	-	-	-	-	-	29,057
Mortgage	182,503	-	-	-	-	-	182,503
Consumer:
Personal	7,414	-	-	-	-	-	7,414
Auto	-	4	-	-	-	-	4
Total Popular, Inc.	$608,599	$4	$1,438	$1,545	$10,989	$12,046	$634,621

Purchased Credit Deteriorated (PCD) Loans

The Corporation has purchased loans during the year for which there was, at acquisition, evidence of more than insignificant deterioration of credit quality since origination. The carrying amount of those loans is as follows:

(In thousands)	December 31, 2021	December 31, 2020
Purchase price of loans at acquisition	$10,995	$152,667
Allowance for credit losses at acquisition	3,142	7,512
Non-credit discount / (premium) at acquisition	446	(6,542)
Par value of acquired loans at acquisition	$14,583	$153,637